Management of Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information about Capital of Company

The capital of the Company consists of items included in shareholders’ equity and debt, net of cash and cash equivalents and short term investments as follows:

	At December 31 2017	At December 31 2016
Shareholders’ equity	$14,184	$13,415
Debt	2,483	2,510

	16,667	15,925
Less:
Cash and cash equivalents	(186)	(157)
Short term investments	(48)	(43)

	$16,433	$15,725